SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2003

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Excalibur Management Corporation
Address: 3 Post Office Square #700
         Boston  MA  02109-3905

13F File Number:  28-5354

The institutional investment manager filing this report and the peron by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael A. Delduchetto
Title:   President
Phone:   617-451-6707
Signature, Place, and Date of Signing:

   Michael A. Delduchetto      Boston, Massachusetts       October 3, 2003

Report Type  (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    0

Form 13F Information Table Entry Total:  58

Form 13F Information Table Value Total:  $80,440

List of Other Included Managers:

none

                                                                  FORM 13F INFORMATION TABLE
                                                   VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
AMDOCS LTD                     COM              G02602103      496 26400.00 SH       Sole                 26400.00
AMERICAN EXPRESS COMPANY       COM              025816109      740 16421.00 SH       Sole                 16421.00
AMERICAN INTERNATIONAL GROUP   COM              026874107     2201 38142.00 SH       Sole                 38142.00
ANADARKO                       COM              032511107      339  8125.00 SH       Sole                  8125.00
AVITAR INC                     COM              053801106        8 41969.00 SH       Sole                 41969.00
BANK OF NEW YORK CO. INC.      COM              064057102      617 21200.00 SH       Sole                 21200.00
BELLSOUTH                      COM              079860102      647 27307.00 SH       Sole                 27307.00
BERKSHIRE HATHAWAY INC-CL B    COM              084670207     1887   756.00 SH       Sole                   756.00
BP AMOCO PLC - SPONS ADR       COM              055622104      705 16744.00 SH       Sole                 16744.00
BRISTOL-MYERS SQUIBB CO.       COM              110122108     1255 48910.00 SH       Sole                 48910.00
CISCO SYSTEMS                  COM              17275R102      606 30930.00 SH       Sole                 30930.00
CIT GROUP INC                  COM                             288 10000.00 SH       Sole                 10000.00
CITIGROUP INC                  COM              172967101     2199 48328.00 SH       Sole                 48328.00
COCA COLA COMPANY              COM              191216100      834 19420.00 SH       Sole                 19420.00
COMMONWEALTH INDUSTRIES INC    COM              203004106       76 16000.00 SH       Sole                 16000.00
CONCORD EFS INC                COM              206197105     1367 100000.00SH       Sole                100000.00
CONOCOPHILLIPS                 COM              20825c104     1777 32456.00 SH       Sole                 32456.00
DUPONT (E.I.) DE NEMOURS & CO. COM              263534109     8885 222079.00SH       Sole                222079.00
EMC CORP MASS                  COM              268648102     1040 82310.00 SH       Sole                 82310.00
EXXON MOBIL CORP               COM              30231g102     2847 77781.00 SH       Sole                 77781.00
FIRST NATL LINCOLN CP/ME       COM              335716106     1514 35200.00 SH       Sole                 35200.00
GENERAL ELECTRIC               COM              369604103    10383 348299.00SH       Sole                348299.00
GENERAL MILLS INC              COM              370334104      931 19771.00 SH       Sole                 19771.00
GOLDMAN SACHS                  COM              38141g104      943 11242.00 SH       Sole                 11242.00
HEALTHSOUTH CORP               COM              421924101      118 40000.00 SH       Sole                 40000.00
INTEL CORP                     COM              458140100     1057 38421.00 SH       Sole                 38421.00
INTERNATIONAL BUSINESS MACHINE COM              459200101     1113 12600.00 SH       Sole                 12600.00
INTERPUBLIC GROUP COS INC      COM              460690100      152 10800.00 SH       Sole                 10800.00
J P MORGAN CHASE & CO.         COM              46625h100      949 27629.00 SH       Sole                 27629.00
JDS UNIPHASE CORP              COM              46612j101      296 82316.00 SH       Sole                 82316.00
JOHNSON & JOHNSON              COM              478160104     2019 40780.00 SH       Sole                 40780.00
LOWE'S COMPANIES INC           COM              548661107      510  9819.00 SH       Sole                  9819.00
MEDCO HEALTH SOLUTIONS INC     COM              58405u102      439 16928.81 SH       Sole                 16928.81
MERCK & COMPANY                COM              589331107     7288 143972.00SH       Sole                143972.00
MERRILL LYNCH & CO             COM              590188108     1560 29144.00 SH       Sole                 29144.00
MICROSOFT                      COM              594918104      620 22301.00 SH       Sole                 22301.00
MORGAN STANLEY, DEAN WITTER, D COM              617446448      689 13663.00 SH       Sole                 13663.00
NEWTON FINANCIAL CORP          COM              652772104      349  8400.00 SH       Sole                  8400.00
NSTAR                          COM              67019e107      207  4350.00 SH       Sole                  4350.00
PEPSICO                        COM              713448108     2113 46101.00 SH       Sole                 46101.00
PFIZER                         COM              717081103     1580 52000.00 SH       Sole                 52000.00
PNC BANK                       COM              693475105      428  9000.00 SH       Sole                  9000.00
PROCTER & GAMBLE               COM              742718109     2834 30530.00 SH       Sole                 30530.00
ROYAL DUTCH PETE NY 5 GUILDR   COM              780257804      212  4800.00 SH       Sole                  4800.00
SBC COMMUNICATIONS, INC.       COM              78387G103      768 34505.00 SH       Sole                 34505.00
SEAGATE TECHNOLOGY HOLDINGS    COM                             544 20000.00 SH       Sole                 20000.00
STATE STREET CORP COM          COM              857477103      804 17875.00 SH       Sole                 17875.00
TXU CORPORATION                COM              873168108     1055 44800.00 SH       Sole                 44800.00
UNITED TECHNOLOGIES CORP       COM              913017109     1831 23697.00 SH       Sole                 23697.00
VALLEY NATIONAL BANCORP        COM              919794107      500 17945.00 SH       Sole                 17945.00
VERIZON COMMUNICATIONS         COM              92343v104     1334 41120.00 SH       Sole                 41120.00
WACHOVIA CORP                  COM              929903102      729 17700.00 SH       Sole                 17700.00
WELLS FARGO & CO               COM              949746101      516 10015.00 SH       Sole                 10015.00
WILMINGTON TRUST CORPORATION   COM              971807102     3261 106000.00SH       Sole                106000.00
WYETH                          COM              983024100     1460 31665.00 SH       Sole                 31665.00
ML LARGE CAP GROWTH FUND CL-B                                  170 24163.077SH       Sole                24163.077
ML LARGE CAP VALUE FUND CL B                                   127 11180.837SH       Sole                11180.837
VANGUARD INDEX EXTENDED MARKET                  922908207      224 9478.839 SH       Sole                 9478.839